Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 44,540	$ 43,525	$ 43,314
Total other comprehensive income (loss)	(587)	366	(1,106)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect		155
Ending balance	45,175	44,540	43,525
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,107)	(1,318)	(212)
Accumulated Other comprehensive income (loss) before reclassifications, net of $171, ($185) and $359 tax effect, respectively	(587)	356	(772)
Amounts reclassified from accumulated other comprehensive income, net of $0, ($4), and $210 tax effect, respectively		10	(334)
Total other comprehensive income (loss)	(587)	366	(1,106)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect		(155)
Ending balance	$ (1,694)	$ (1,107)	$ (1,318)